Contingent liabilities, contractual commitments and guarantees - Narrative (Details) - USD ($) $ in Millions	Dec. 31, 2021	Dec. 31, 2020
Disclosure of contingent liabilities [line items]
Estimated financial effect of contingent liabilities	$ 114,187	$ 97,717
Associates
Disclosure of contingent liabilities [line items]
Estimated financial effect of contingent liabilities	$ 63,500	$ 53,100